Contingencies (FY) (Details) $ in Thousands		1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 28, 2014 USD ($)	Feb. 28, 2014 Defendant	Sep. 30, 2014 USD ($)	Sep. 30, 2017 USD ($) Defendant Site	Dec. 31, 2016 USD ($) Defendant Site Shareholder		Dec. 31, 2015 USD ($)		Dec. 31, 2014 USD ($)	[1]
Asbestos and Silica Related Litigation [Abstract]
Number of defendants that filed motions to dismiss the case | Defendant		3
Number of filed motions | Defendant		1
Environmental Matters [Abstract]
Number of on-site cleanups | Site				4	4
Number of on-site cleanups in operation and maintenance stage | Site				3	3
Number of on-site cleanups in implementation stage | Site				1	1
Undiscounted accrued liabilities				$ 7,500	$ 7,600
Shareholder Litigation [Abstract]
Number of purported shareholders that filed suit | Shareholder					4
Shareholder litigation loss, cash payment	$ 29,000
Legal settlement attorney fees	$ 1,000
Shareholder litigation settlement loss			$ (30,000)		$ 0	[1]	$ 0	[1]	$ (30,000)
Asbestos and Silica Related Litigation [Member]
Asbestos and Silica Related Litigation [Abstract]
Litigation reserve				102,800	108,500		94,100
Insurance recovery receivable amount				$ 97,300	$ 97,300		$ 79,300
Asbestos and Silica Related Litigation [Member] | Minimum [Member]
Asbestos and Silica Related Litigation [Abstract]
Number of defendants | Defendant				25	25

[1]	Settlement of suit filed by certain purported shareholders in connection with the Company's entry into the definitive merger agreement with KKR in 2013. See Note 18 "Contingencies."